Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014260
Account Value [Line Items]
Line Graph and Table Measure Name	High Income Opportunities Portfolio
Account Value	$ 16,233	$ 16,299	$ 16,137	$ 15,899	$ 15,701	$ 15,540	$ 15,344	$ 15,484	$ 15,253	$ 15,246	$ 15,204	$ 14,688	$ 14,141	$ 14,315	$ 14,450	$ 14,444	$ 14,265	$ 14,050	$ 14,185	$ 14,119	$ 13,878	$ 14,092	$ 13,581	$ 13,650	$ 13,281	$ 12,979	$ 13,485	$ 13,720	$ 12,990	$ 13,820	$ 13,822	$ 14,251	$ 14,350	$ 14,195	$ 14,617	$ 14,328	$ 14,492	$ 14,493	$ 14,337	$ 14,275	$ 14,245	$ 14,028	$ 13,967	$ 13,814	$ 13,785	$ 13,664	$ 13,599	$ 13,351	$ 12,833	$ 12,769	$ 12,888	$ 12,765	$ 12,224	$ 12,164	$ 11,688	$ 11,158	$ 12,732	$ 12,936	$ 12,990	$ 12,728	$ 12,641	$ 12,609	$ 12,522	$ 12,491	$ 12,431	$ 12,150	$ 12,286	$ 12,146	$ 12,033	$ 11,870	$ 11,348	$ 11,644	$ 11,751	$ 11,936	$ 11,881	$ 11,825	$ 11,689	$ 11,661	$ 11,685	$ 11,631	$ 11,680	$ 11,760	$ 11,706	$ 11,677	$ 11,701	$ 11,673	$ 11,570	$ 11,593	$ 11,489	$ 11,463	$ 11,361	$ 11,235	$ 11,257	$ 11,112	$ 10,987	$ 10,814	$ 10,837	$ 10,834	$ 10,785	$ 10,592	$ 10,396	$ 10,344	$ 10,291	$ 10,053	$ 9,768	$ 9,673	$ 9,736	$ 9,914	$ 10,070	$ 9,788	$ 10,052	$ 10,178	$ 10,169	$ 10,273	$ 10,220	$ 10,103	$ 10,138	$ 9,917	$ 9,822	$ 9,921	$ 10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 15,939	16,027	15,769	15,522	15,223	15,078	14,909	15,059	14,882	14,838	14,835	14,307	13,683	13,856	14,020	13,979	13,782	13,561	13,692	13,560	13,411	13,585	13,074	13,172	12,932	12,574	13,100	13,421	12,659	13,584	13,552	14,063	14,193	14,321	14,724	14,453	14,604	14,632	14,626	14,545	14,495	14,300	14,259	14,104	14,079	14,031	13,977	13,715	13,187	13,127	13,265	13,134	12,539	12,421	11,882	11,446	12,973	13,177	13,177	12,907	12,872	12,842	12,802	12,752	12,687	12,383	12,543	12,370	12,249	12,046	11,517	11,775	11,883	12,081	12,011	11,925	11,793	11,753	11,754	11,677	11,749	11,860	11,784	11,750	11,781	11,736	11,631	11,634	11,501	11,489	11,388	11,260	11,284	11,111	10,964	10,752	10,795	10,761	10,692	10,459	10,202	10,092	10,020	9,635	9,227	9,184	9,332	9,579	9,797	9,538	9,789	9,966	10,027	10,182	10,152	10,032	10,085	9,850	9,783	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,945	$ 16,034	$ 15,776	$ 15,529	$ 15,230	$ 15,084	$ 14,915	$ 15,066	$ 14,888	$ 14,844	$ 14,842	$ 14,314	$ 13,691	$ 13,863	$ 14,026	$ 13,986	$ 13,789	$ 13,569	$ 13,699	$ 13,568	$ 13,417	$ 13,593	$ 13,081	$ 13,180	$ 12,938	$ 12,580	$ 13,107	$ 13,429	$ 12,666	$ 13,591	$ 13,557	$ 14,069	$ 14,200	$ 14,329	$ 14,734	$ 14,462	$ 14,612	$ 14,638	$ 14,633	$ 14,553	$ 14,502	$ 14,306	$ 14,265	$ 14,110	$ 14,086	$ 14,037	$ 13,984	$ 13,722	$ 13,194	$ 13,133	$ 13,271	$ 13,142	$ 12,542	$ 12,421	$ 11,878	$ 11,443	$ 12,968	$ 13,172	$ 13,172	$ 12,902	$ 12,867	$ 12,837	$ 12,797	$ 12,747	$ 12,682	$ 12,378	$ 12,538	$ 12,365	$ 12,245	$ 12,041	$ 11,513	$ 11,771	$ 11,878	$ 12,076	$ 12,006	$ 11,920	$ 11,788	$ 11,748	$ 11,750	$ 11,672	$ 11,744	$ 11,855	$ 11,779	$ 11,745	$ 11,777	$ 11,731	$ 11,627	$ 11,630	$ 11,497	$ 11,485	$ 11,384	$ 11,256	$ 11,280	$ 11,106	$ 10,959	$ 10,748	$ 10,790	$ 10,757	$ 10,688	$ 10,455	$ 10,197	$ 10,088	$ 10,016	$ 9,631	$ 9,223	$ 9,180	$ 9,328	$ 9,575	$ 9,795	$ 9,535	$ 9,789	$ 9,964	$ 10,026	$ 10,181	$ 10,151	$ 10,031	$ 10,085	$ 9,850	$ 9,782	$ 9,929	$ 10,000